Subsequent events (Details Narrative) - Subsequent Event [Member] - IPO [Member] - SGD ($) $ / shares in Units, $ in Millions	Sep. 26, 2024	Sep. 12, 2024
Maxim Group LLC [Member]
Subsequent Event [Line Items]
Proceeds from offering	$ 4.5
Common Class A [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	5,300,000
Sale of Stock, Price Per Share	$ 0.85
Common Class A [Member] | Maxim Group LLC [Member]
Subsequent Event [Line Items]
New shares issued		107,555
Sale of Stock, Number of Shares Issued in Transaction	5,300,000
Sale of Stock, Price Per Share	$ 0.85
[custom:CashFeePercentage]	7.00%
Warrants and Rights Outstanding, Term	5 years